Warrant Liability - Additional Information (Detail) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding	84,426,017	35,908,200
Warrants to purchase exercise price per share	$ 121.88	$ 286.56
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase exercise price per share		$ 0.0025
Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	11,800,000	11,800,000
Warrants issued	8,900,000	8,900,000
Warrants to purchase exercise price per share	$ 287.5	$ 287.5
Class A Common Stock [Member] | VRM [Member]
Class of Warrant or Right [Line Items]
Warrants issued	48,517,817
Warrants to purchase exercise price per share	$ 0.0001
Class A Common Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	2,950,157
New Warrants outstanding	894,754,824
Warrants to purchase exercise price per share	$ 0.04
New Warrants to purchase exercise price per share	$ 0.04